SHORT-TERM AND LONG-TERM DEBT - Long-term debt narrative (Details)									6 Months Ended
	Jul. 06, 2020 USD ($)	Jul. 06, 2020 EUR (€)	Jul. 03, 2020 USD ($)	Jul. 03, 2020 CHF (SFr)	Mar. 09, 2020 USD ($)	Dec. 20, 2019 extension_options	Dec. 19, 2018 USD ($) extension_options	Dec. 18, 2018	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jul. 06, 2020 EUR (€)	Jul. 02, 2020 USD ($)	Jul. 02, 2020 CAD ($)	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 CHF (SFr)	Jun. 30, 2020 ZAR (R)	Jan. 30, 2020 USD ($)	Jan. 30, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Jul. 31, 2019 USD ($)	Dec. 21, 2018 EUR (€)	Dec. 21, 2017 USD ($)	May 25, 2017 ZAR (R)	Dec. 16, 2016 EUR (€)	Apr. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Oct. 26, 2012 USD ($)	Sep. 30, 2010 USD ($)
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities									$ 1,018,000,000	$ 2,106,000,000
Borrowings outstanding | €														€ 241,000,000
Foreign exchange gains arising on translation									38,000,000
Hedges of net investment in foreign operations
Disclosure of detailed information about borrowings [line items]
Hedging instrument, liabilities | €														6,634,000,000
Hedged item, assets | €														6,976,000,000
5.5 billion revolving credit facility, due 2023-2024
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity							$ 5,500,000,000																		$ 5,500,000,000
Borrowings, number of extension options | extension_options							2
Borrowings, extension option term							1 year
Undrawn borrowing facilities									5,500,000,000
Notional amount									5,500,000,000
Borrowings outstanding									0										$ 0
5.4 billion revolving credit facility, due 2024
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity																			5,400,000,000
0.1 billion revolving credit facility, due 2023
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity																			100,000,000
2010 Revolving multi-currency letter of credit facility, due 2022
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity																										$ 350,000,000	$ 450,000,000	$ 500,000,000
Revolving multi-currency letter of credit facility, due 2022
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity																				$ 350,000,000
1.1 billion unsecured notes, due 2022
Disclosure of detailed information about borrowings [line items]
Redemption of notes					$ 659,000,000
Notional amount					$ 1,100,000,000				1,100,000,000
Borrowings, interest rate					6.25%
Repayments of borrowings, classified as financing activities					$ 725,000,000
Borrowings outstanding									0										657,000,000
225 Million CHF unsecured notes, due 2020
Disclosure of detailed information about borrowings [line items]
Notional amount | SFr															SFr 225,000,000
Repayments of borrowings, classified as financing activities			$ 237,000,000	SFr 225,000,000
Borrowings outstanding									237,000,000										233,000,000
€600 million unsecured notes, due 2020
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 612,000,000										€ 600,000,000			600,000,000
Repayments of borrowings, classified as financing activities	$ 316,000,000	€ 282,000,000
Borrowings outstanding									316,000,000										316,000,000
€350 million EIB Loan
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €																								€ 350,000,000
Borrowings outstanding									310,000,000					277,000,000					$ 344,000,000
€235 million facility agreement
Disclosure of detailed information about borrowings [line items]
Notional amount | €																					€ 235,000,000
Borrowings outstanding									176,000,000					€ 157,000,000
Borrowings, installment period								8 years 6 months
€100 million bilateral term loan, due 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, number of extension options | extension_options						2
Borrowings, extension option term						1 year
Borrowings outstanding																	$ 110,000,000	€ 100,000,000
174 million CAD financing agreement, due 2021-2022
Disclosure of detailed information about borrowings [line items]
Notional amount												$ 128,000,000	$ 174,000,000
EBRD Facility | ArcelorMittal Kryvyi Rih
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity																						$ 175,000,000
Borrowings outstanding									152,000,000	$ 175,000,000
Borrowings, maximum capacity, additional																						$ 175,000,000
4.5 billion ZAR revolving borrowing base finance facility, due 2022 | ArcelorMittal South Africa Ltd.
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity | R																							R 4,500,000,000
Borrowings outstanding									$ 179,000,000							R 3,100,000,000